Segment Information (Details) - Schedule of Revenues by Service Lines - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 150,356,539	$ 152,022,381	$ 126,061,693
IT consulting service [Member]
Segment Reporting Information [Line Items]
Revenues	144,286,502	144,092,811	122,273,395
Customized IT solution service [Member]
Segment Reporting Information [Line Items]
Revenues	4,554,200	6,738,118	3,130,646
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,515,837	$ 1,191,452	$ 657,652